Annual Fund Operating Expenses - First Eagle Overseas Variable Fund	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 29, 2026
First Eagle Overseas Variable Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.54%	[2]
Expenses (as a percentage of Assets)	1.54%
Fee Waiver or Reimbursement	(0.33%)	[1]
Net Expenses (as a percentage of Assets)	1.21%

[1]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.21% of average net assets. This undertaking lasts until April 29, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.21% the Fund’s average net assets; or (2) if applicable, the then-current expense limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[2]	“Other Expenses” shown generally reflect actual expenses for the Fund for fiscal year ended December 31, 2024.